Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loans payable	$ 6,085,774	$ 4,099,312
Current portion	1,994,667	93,759
Non-current portion	$ 203,538	$ 1,506,309
Loans Payable One [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 103,223
Loans Payable Two [Member]
Debt Instrument [Line Items]
Interest rate	12.00%	12.00%
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 202,084
Loans Payable Three [Member]
Debt Instrument [Line Items]
Interest rate	13.00%	13.00%
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 45,069	$ 15,370
Loans Payable Four [Member]
Debt Instrument [Line Items]
Interest rate	14.00%	14.00%
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 2,908	$ 158,316
Loans Payable Five [Member]
Debt Instrument [Line Items]
Interest rate	18.00%	18.00%
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 799,610
Loans Payable Six [Member]
Debt Instrument [Line Items]
Loans payable	$ 3,711,654	$ 1,019,064
Loans Payable Seven [Member]
Debt Instrument [Line Items]
Expiration date, description	Within 1 year	Within 1 year
Loans payable	$ 1,221,226	$ 2,906,562
Loans Payable Eight [Member]
Debt Instrument [Line Items]
Expiration date, description	Between 1 to 2 years	Between 1 to 2 years
Minimum [Member] | Loans Payable Seven [Member]
Debt Instrument [Line Items]
Interest rate	40.00%	40.00%
Minimum [Member] | Loans Payable Eight [Member]
Debt Instrument [Line Items]
Interest rate	40.00%	40.00%
Maximum [Member] | Loans Payable Seven [Member]
Debt Instrument [Line Items]
Interest rate	54.00%	54.00%
Maximum [Member] | Loans Payable Eight [Member]
Debt Instrument [Line Items]
Interest rate	54.00%	54.00%